Shareholders’ equity - Stock-based payments - Assumptions & Options (Details) - Stock options - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Stock-based payments
Expenses related to stock options	$ 1.2	$ 1.4	$ 2.6	$ 2.6
Capitalized to royalty, stream and working interest, net	$ 0.3	$ 0.0	$ 0.4	$ 0.3